Document And Entity Information	Jun. 25, 2019
Document Information [Line Items]
EntityRegistrantName	FactSet Research Systems Inc.
DocumentType	8-K
DocumentPeriodEndDate	Jun. 25, 2019
EntityIncorporationStateCountryCode	DE
EntityFileNumber	1-11869
EntityTaxIdentificationNumber	13-3362547
EntityAddressAddressLine1	601 Merritt 7
EntityAddressCityOrTown	Norwalk
EntityAddressStateOrProvince	CT
EntityAddressPostalZipCode	06851
CityAreaCode	203
LocalPhoneNumber	810-1000
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Security12bTitle	Common Stock
TradingSymbol	FDS
SecurityExchangeName	NYSE
AmendmentFlag	false
EntityCentralIndexKey	0001013237
EntityEmergingGrowthCompany	false